SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

13.SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note Repayment Agreement

On July 18, 2022 the related party loan receivable was settled upon the consummation of the Business Combination by receipt of New Mondee Common Stock and through the acquisition of certain assets and liabilities of Metaminds Technologies Pvt. Ltd. The total amount settled, including interest incurred, was $22,336. The purchase price paid for the acquisition of certain assets and liabilities of Metaminds Technologies Pvt. Ltd was $2,000, and the remaining $20,000 was received in the form of New Mondee Common Stock shares.

Metaminds Asset Purchase Agreement

On July 18, 2022, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Metaminds Technologies Pvt. Ltd., (“Seller”), Prasad Gundunmogula and Madhuri Pasam, and Mondee Group, LLC (“Mondee Group”) where the Company acquired the assets and liabilities of Metaminds Technologies for a purchase consideration of $2,000. Mondee Group is a separate entity that is owned by both Prasad and Madhuri (Prasad’s wife). Metaminds Technologies derives its revenue from providing IT Solutions and Services exclusively to Mondee.

Prasad and Madhuri collectively own all the issued and outstanding shares of the capital stock of Metaminds Technologies and Mondee Group. Prasad is also the CEO of Mondee, Inc., who is expected to own approximately 83% of outstanding common stock of New Mondee. As such, Metaminds and Mondee are entities under common control.

Due to the short period of time since the purchase date, management is currently evaluating the acquisition date value for major classes of assets and liabilities acquired and resulting from the transaction, including the information required for contingencies.

TCW Amendment

On July 8, 2022, the Company executed a seventh amendment to the financing agreement with TCW, pursuant to which, among other things, (i) TCW consented to the Business Combination, the change of name of the Company from “ITHAX Acquisition Corp.” to “Mondee Holdings, Inc.,” and a further extension of the loan repayment schedule, and (ii) the Company agreed to execute joinders for Mondee Holdings, Inc. and Mondee Holdings II, Inc. to become borrowers under the TCW Agreement. The seventh amendment further provides that the quarterly repayment of interest extending up to September 30, 2022 and the quarterly principal repayment extending to the Closing Date, and extending the date for consummation of the Business Combination to July 31, 2022.

Additionally, the amendment extended the trigger date to issue 3,600,000 of Class G units related to the consummation of the transaction to July 31, 2022. In the event the company completes the consummation of the business by or before July 31, 2022 the company will be subject issue up to 3,000,000 in Class G units which is dependent on the aggregate amount of the loan after giving effect to the business combination.

On July 17, 2022, the Company amended the seventh amendment, pursuant to which, among other things, resulted in the reduction of the prepayment amount from $50,000 to $40,000 upon the consummation of the Business Combination.

On July 18, 2022, the Company approved the Business Combination (see “Special Purpose Acquisition Company” note above), prepaid $40,000 towards the principal amount and incurred a 3% prepayment fee totally $1,200 and issued 3,000,000 Class G units to TCW.

Class D Units Vesting

The incentive units granted in fiscal year 2021 has an accelerated vesting clause in which all unvested inventive units shall become vested upon the sale of the company. At the closing of the Business Combination on July 18, 2022, each unvested Class D unit was immediately accelerated and vested. The company had 7,648,596 of unvested stock units prior to the close of the transaction.

17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 19, 2022, which represents the date the consolidated financial statements were available to be issued. There were no subsequent events or transactions identified which require disclosure.

ITHAX ACQUISITION CORP.
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the condensed consolidated financial statements.

On July 18, 2022, the Company completed its Business Combination with Mondee. Refer to Notes 1 and 6 for further detail. Holders of 23,311,532 ITHAX Class A ordinary shares exercised their right to have their shares redeemed for cash at a redemption price of approximately $10.00 per share, totaling approximately $233,586,054. As a result, on the Closing Date, the Company received approximately $78.4 million in gross cash proceeds, consisting of approximately $8.4 million from the Company’s Trust Account and approximately $70 million from the PIPE Financing. Each redeemed ordinary share included its proportionate share of Trust Account earnings and none of the Trust Account earnings were used to pay taxes or any other expenses.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 24 and February 1, 2022, the Company entered into agreements with vendors for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 and $625,000, respectively, upon the consummation of the Business Combination.